TAXES ON INCOME - Schedule of Income before Income Tax, Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 240,619	$ 237,188	$ 234,273
Domestic
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	53,703	87,008	169,236
Foreign
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 186,916	$ 150,180	$ 65,037